Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of receivables from broker-dealers and clearing organizations
	September 30,	March 31,
	2022	2022
Receivables from broker-dealers and clearing organizations for futures customer accounts	$1,844,613	$2,112,402
Receivables from broker-dealers and clearing organizations for securities customer accounts	32,692	84,333
Receivables from broker-dealers and clearing organizations for securities proprietary trading	93,796	163,422
	$1,971,101	$2,360,157

Schedule of depreciation using straight-line method based on the estimated useful life
Computer and electronic equipment	3-5 years
Software	3-5 years
Furniture and fixtures	4 years
Investment properties	50 years

Schedule of revenues from contracts with customers
	For the Six Months Ended September 30,
	2022	2021
Futures brokerage commissions
Commission on futures broking earned from Hong Kong Exchange	$449,699	$607,030
Commission on futures broking from overseas Exchanges	2,189,873	1,825,251
Total futures brokerage commissions	2,639,572	2,432,281
Trading solution services fees	2,369,296	978,126
Other service revenues	56,778	295,528
Total major sources of revenues	$5,065,646	$3,705,935

Schedule of currency exchange rates
	September 30,	March 31,
	2022	2022
Year-end spot rate	7.8498	7.8325

	For the Six Months Ended September 30,
	2022	2021
Average rate	7.8472	7.7718